Condensed Consolidated Interim Statement of Financial Position (unaudited) - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	SFr 1	SFr 1	SFr 46,636
Right-of-use assets	505,270	564,714
Intangible assets	15,851,501	14,314,877	9,115,410
Other non-current financial assets	195,421	199,105	20,001
Total non-current assets	16,552,193	15,078,697	9,182,047
Current assets
Inventories	146,366	839,221
Trade receivables	182,167	21,746
Other receivables	444,034	671,340	80,861
Prepayments	782,469	1,575,126	277,589
Cash and cash equivalents	372,647	984,191	11,258,870
Total current assets	1,927,683	4,091,624	11,617,320
Total assets	18,479,876	19,170,321	20,799,367
Equity
Share capital	170,643	149,643	114,172
Share premium	190,108,850	188,511,476	177,230,300
Foreign currency translation reserve	(1,408)	62,069	61,297
Accumulated deficit	(182,602,921)	(175,686,937)	(160,635,879)
Total shareholders’ equity attributable to owners of the Company	7,675,164	13,036,251	16,769,890
Non-current liabilities
Derivative financial instruments		1,233	6,318
Non-current lease liabilities	403,015	461,485
Employee benefits	515,174	668,319	867,376
Deferred tax liabilities	95,999	142,484	125,865
Total non-current liabilities	1,014,188	1,273,521	999,559
Current liabilities
Loan	4,701,906		523,920
Derivative financial instruments	284		310,439
Current lease liabilities	116,040	114,251
Trade and other payables	3,164,754	3,697,723	762,453
Accrued expenses	1,807,540	1,048,575	1,433,106
Total current liabilities	9,790,524	4,860,549	3,029,918
Total liabilities	10,804,712	6,134,070	4,029,477
Total equity and liabilities	SFr 18,479,876	19,170,321	SFr 20,799,367
Previously stated [member]
Non-current assets
Property and equipment		1
Right-of-use assets		564,714
Intangible assets		14,314,877
Other non-current financial assets		199,105
Total non-current assets		15,078,697
Current assets
Inventories		839,221
Trade receivables		21,746
Other receivables		917,833
Prepayments		996,910
Cash and cash equivalents		984,191
Total current assets		3,759,901
Total assets		18,838,598
Equity
Share capital		149,643
Share premium		188,511,476
Foreign currency translation reserve		62,069
Accumulated deficit		(176,018,660)
Total shareholders’ equity attributable to owners of the Company		12,704,528
Non-current liabilities
Derivative financial instruments		1,233
Non-current lease liabilities		461,485
Employee benefits		668,319
Deferred tax liabilities		142,484
Total non-current liabilities		1,273,521
Current liabilities
Loan
Derivative financial instruments
Current lease liabilities		114,251
Trade and other payables		3,697,723
Accrued expenses		1,048,575
Total current liabilities		4,860,549
Total liabilities		6,134,070
Total equity and liabilities		SFr 18,838,598